Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 92.7%

Security	Shares	Value
Equity Funds — 61.8%
iShares Core S&P Mid-Cap ETF	5,000	$ 1,315,350
iShares Russell 2000 ETF(1)	10,000	2,187,500
iShares S&P 500 Growth ETF	129,000	9,534,390
iShares S&P 500 Value ETF	50,000	7,271,000
Vanguard FTSE Developed Markets ETF	205,000	10,350,450
Vanguard FTSE Emerging Markets ETF	32,000	1,600,320
Vanguard REIT ETF(1)	25,000	2,544,500
Vanguard S&P 500 ETF	48,000	18,931,200
		$53,734,710
Fixed-Income Funds — 30.9%
iShares Core U.S. Aggregate Bond ETF	136,000	$15,616,880
Vanguard Total Bond Market ETF	131,000	11,193,950
		$26,810,830
Total Exchange-Traded Funds (identified cost $57,053,074)		$80,545,540

Short-Term Investments — 8.9%
Affiliated Fund — 6.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(2)	5,872,814	$ 5,873,402
Total Affiliated Fund (identified cost $5,872,822)		$ 5,873,402
Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(3)	1,894,322	$ 1,894,322
Total Securities Lending Collateral (identified cost $1,894,322)		$ 1,894,322
Total Short-Term Investments (identified cost $7,767,144)		$ 7,767,724
Total Investments — 101.6% (identified cost $64,820,218)		$88,313,264
Other Assets, Less Liabilities — (1.6)%		$(1,387,620)
Net Assets — 100.0%		$86,925,644

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $2,008,746 and the total market value of the collateral received by the Fund was $2,085,384, comprised of cash of $1,894,322 and U.S. government and/or agencies securities of $191,062.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(3)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Volatility Managed Moderate Growth Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	35	Long	12/17/21	$7,521,063	$(324,611)
E-mini S&P MidCap 400 Index	8	Long	12/17/21	2,106,560	(36,660)
MSCI EAFE Index	26	Long	12/17/21	2,947,100	(117,942)
					$(479,213)
During the fiscal year to date ended September 30, 2021, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At September 30, 2021, the value of the Fund's investment in affiliated funds was $5,873,402, which represents 6.7% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$5,288,618	$13,771,797	$(13,187,064)	$(529)	$580	$5,873,402	$3,340	5,872,814
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$80,545,540	$ —	$ —	$80,545,540
Short-Term Investments:
Affiliated Fund	—	5,873,402	—	5,873,402
Securities Lending Collateral	1,894,322	—	—	1,894,322
Total Investments	$82,439,862	$5,873,402	$ —	$88,313,264
Liability Description
Futures Contracts	$(479,213)	$ —	$ —	$(479,213)
Total	$(479,213)	$ —	$ —	$(479,213)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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